Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
CURRENT LIABILITIES
Commercial papers	$ 3,100	$ 16,000
Non-Current Liabilities [Member]
NON-CURRENT LIABILITIES
Secured bank loans	48	71
Unsecured bank loans	55	50
Unsecured bond issues	104,162	95,674
Unsecured other loans	81	77
Finance lease liabilities	1,688	1,692
Non-current interest-bearing loans and borrowings	106,034	97,564
Current Liabilities [member]
CURRENT LIABILITIES
Secured bank loans	995	790
Commercial papers	3,072	1,599
Unsecured bank loans	133	135
Unsecured bond issues	1,916	2,532
Unsecured other loans	16	20
Finance lease liabilities	352	333
Current interest-bearing loans and borrowings	$ 6,484	$ 5,410